SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
SUBSEQUENT EVENTS
Note 32. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through February 16, 2021, which is the date these unaudited interim Condensed Consolidated Financial Statements were issued, and has concluded that the following subsequent events have occurred that would require recognition in the Condensed Consolidated Financial Statements or disclosure in the notes to the Condensed Consolidated Financial Statements.

Senior Secured Convertible Credit Facility

On January 11, 2021, the Company amended and restated the securities purchase agreement under the GGP Convertible Facility (the “Fifth Amendment”) in which the Company received an additional advance of $10,000,000 evidenced by the issuance of senior secured convertible notes with a conversion price of $0.16 per Subordinate Voting Share. In connection with the Fifth Amendment, the Company paid a fee to the Lenders of $937,127 evidenced by the issuance of senior secured convertible notes with a conversion price of $0.16 per Subordinate voting Share. The Company also issued 62,174,567 warrants exercisable for five years at a purchase price of $0.16 per Subordinate Voting Share. The notes, restatement fee notes and warrants are subject to down round adjustment provisions, with certain exceptions, if the Company issues securities at a lower price.

Pursuant to the terms of the Fifth Amendment, of the $168,100,000 senior secured convertible notes outstanding prior to Tranche 4 and the Incremental Advances thereunder (including paid-in-kind interest accrued on such notes), the conversion price of $47,100,000 of the notes was changed to $0.17 per Share, of which $16,800,000 of the notes will continue to be subject to down round adjustment provisions. In addition, the Company cancelled an aggregate of 2,160,507 warrants that were issued with such notes and, in exchange, issued 41,967,832 warrants with an exercise price of $0.16 per Subordinate Voting Share.

The GGP Facility was also amended to, among other things, modify the minimum liquidity covenant, which extends the period during which it is waived from December 31, 2020 to June 30, 2021, reset the minimum liquidity threshold to $7,500,000 effective on July 1, 2021 through December 31, 2021, and $15,000,000 thereafter, and waiver of the minimum liquidity covenant if the Company is current on cash interest. Furthermore, covenants with regards to non-operating leases, capital expenditures and corporate SG&A will now be tied to a board of directors approved budget.

Unsecured Convertible Facility

On January 29, 2021, the Company closed on a fifth tranche of $1,000,000 under its existing unsecured convertible facility with a conversion price of $0.16 per Subordinate Voting Share. In connection with the fifth tranche, the Company issued 3,355,000 warrants with an exercise price of $0.19 per share.

Private Placement

On February 16, 2021, the Company executed documents for the sale of 7,800,000 units at a purchase price of $0.37 per unit through a private placement for gross proceeds of $2,896,315. The units consist of 7,800,000 Subordinate Voting Shares and 7,800,000 warrants with an exercise price of $0.46 per Subordinate Voting Share for a period of five years.

The Company has evaluated subsequent events through October 15, 2020, which is the date these consolidated financial statements were issued, and has concluded that the following subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.

Senior Secured Convertible Credit Facility

On July 2, 2020, the Company amended and restated the securities purchase agreement with GGP (the “Fourth Amendment”) wherein the minimum liquidity covenant was waived until September 30, 2020 and resetting at $5,000,000 thereafter with incremental increases on March 31, 2021 and December 31, 2021. The payment-in-kind feature on the Convertible Facility was also extended, such that 100% of the cash interest due prior to June 2021 will be paid-in-kind and 50% of the cash interest due thereafter will be paid-in-kind. The Fourth Amendment released certain assets from its collateral to allow greater flexibility to generate proceeds through the sale of non-core assets. As consideration for the amendment, the conversion price for a portion of the existing notes outstanding under the Convertible Facility was amended to $0.34 per share. An amendment fee of $2,000,000 was also paid through the issuance of additional notes at a conversion price of $0.28 per share.

On September 14, 2020, the Company closed on an incremental advance in the amount of $5,000,000 under its existing Convertible Facility with GGP at a conversion price of $0.20 per share. In connection with the incremental advance, the Company issued 25,000,000 warrants with an exercise price of $0.20 per share. In addition, 1,080,255 Existing warrants were cancelled and replaced with 16,875,001 warrants with an exercise price of $0.20 per share. Pursuant to the terms of the GGP Facility, the conversion price for 5.0% of the existing Notes outstanding prior to Tranche 4 and Incremental Advance (including paid-in-kind interest accrued on such Notes), being 5.0% of an aggregate principal amount of $170,729,923, was amended to $0.20 per share. As consideration for the additional advance, the Company issued convertible notes as consideration for a $468,564 fee with a conversion price of $0.20 per share.

Senior Secured Term Loan Facility

On July 2, 2020, the Company amended the term loan facility wherein the minimum liquidity covenant was waived until September 30, 2020 and resetting at $5,000,000 thereafter with incremental increases on March 31, 2021 and December 31, 2021. Effective March 1, 2020 through July, the entirety of the interest (15.5%) shall accrue monthly to the outstanding principal as payment-in-kind. In addition, 100% of the total interest payable prior to June 2021 will be paid-in-kind and 50% of the cash interest due thereafter will be paid-in-kind. As consideration for the amendment, the Company issued approximately 20,227,863 warrants, each exercisable at $0.34 per share. The Company also cancelled 20,227,863 warrants of the total issued warrants held by the lenders which were each exercisable at $0.60 per share. An amendment fee of $834,000 was also paid-in-kind.

On September 16, 2020, the Company entered into further amendments wherein the potential size of the Senior Secured Term Loan Facility was increased by $12,000,000, of which $5,700,000 is fully committed by the lenders. On September 16, 2020, the Company closed on $3,000,000 of the incremental notes which bears interest at a rate of 18.0% per annum wherein 12.0% shall be paid in cash monthly in arrears and 6.0% shall accrue monthly as payment-in-kind. As consideration for the increase in available funding, the Company issued 20,227,863 warrants with an exercise price of $0.34 and 30,000,000 warrants with an exercise price of $0.20 per share each exercisable at the greater of (a) $0.20 per share and (b) 115% multiplied by the volume-weighted average trading price of the shares for the five consecutive trading days ending on the trading day immediately prior to the applicable funding date of the second tranche. On September 30, 2020, the Company closed on the remaining $2,700,000 of the incremental notes.

Unsecured Convertible Facility

On September 16, 2020, the Company entered into an unsecured convertible debenture facility for total available proceeds of $10,000,000 wherein the convertible debentures shall have a conversion price equal to the closing price on the trading day immediately prior to the closing date, a maturity date of 24 months from the date of issuance and will bear interest at a rate of 7.5% per annum payable semi-annually in cash. The unsecured facility is callable in additional tranches in the amount of $1,000,000 each up to a maximum of $10,000,000 under all tranches. The timing of additional tranches can be accelerated based on certain conditions. The debentures provide for the automatic conversion into Subordinate Voting Shares in the event that the volume weighted average trading price is 50% above the conversion price on the CSE for 45 consecutive trading days.

On September 16, 2020, the Company closed on an initial $1,000,000 of the facility with a conversion price of $0.17 per Subordinate Voting Share. In connection with the initial tranche, the Company issued 3,293,413 warrants with an exercise price of $0.21 per share. On September 28, 2020, the Company closed on an additional $1,000,000 and issued 3,777,475 warrants with an exercise price of $0.17 per share.

Treehouse Real Estate Investment Trust

On July 2, 2020, the Company announced modifications to its existing lease arrangements with the REIT in which the REIT agreed to defer a portion of total current monthly base rent for the 36-month period between July 1, 2020 and July 1, 2023. The total amount of all deferred rent accrues interest at 8.6% per annum during the deferral period. As consideration for the rent deferral, the Company issued 3,500,000 warrants to the REIT, each exercisable at $0.34 per share for a period of five years.

Sale of Assets

Subsequent to June 27, 2020, the Company entered into definitive agreements for the sale of one of its retail licenses outside of California for a total purchase price of $20,000,000 wherein $10,000,000 was due at signing, $8,000,000 due at or around the four-month anniversary of signing, and the remaining $2,000,000 shall be due three months following the prior payment.

In August 2020, the Company entered into an agreement to exchange all of its investment in The Hacienda Company, LLC to settle outstanding balances totaling approximately $700,000.